Interest-bearing Deposits - Deposit interest expense by deposit type (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Banking and Thrift [Abstract]
Savings, NOW and Money Market	$ 256,010	$ 339,065
Certificates of deposit	1,510,730	1,949,000
Total deposit interest expense	$ 1,766,740	$ 2,288,065